Capital Structure	12 Months Ended
Jun. 30, 2024
Capital Structure [Abstract]
Capital Structure
(18)	Capital Structure

Shares Structure

On March 13, 2014, the Company held an extraordinary general meeting and obtained requisite shareholders’ approval to adopt a dual-class share structure. Under this structure, the authorized share capital was amended into 2,000,000,000 Ordinary Shares of a nominal or par value of US$0.001 each to US$2,000,000 divided into (1) 1,950,000,000 Ordinary Shares of a nominal or par value of US$0.001 each and (2) 50,000,000 Preference Shares of a nominal or par value of US$0.001 each, and each holder of the Preference Shares shall have twenty (20) votes for each Preference Share. As of June 30, 2024, no preference shares were outstanding, while 370,551,728 ordinary shares and 1,995,810 redeemable ordinary shares were outstanding.

Issuance of new shares

As disclosed in Note 3(a), the Company issued 284,113,314 ordinary shares to the shareholders of AIX to acquire 50.10% equity interests of AIX in December 2023.

As disclosed in Note 17, the Company issued 1,995,810 ordinary shares to New Dragon Group (Far East) Limited in exchange for US$6,253,538 (approximately RMB44,968) investment in the Company in February 2024, which were classified as mezzanine equity.

Repurchase of ordinary shares

As disclosed in Note 1, in December 2023, the Company repurchased an aggregate of 4,033,600 ordinary shares from AIX, representing 1% of the total shares outstanding as of June 30, 2024. Concurrently, the Group entered into a share transfer agreement with AIX, pursuant to which AIX, through its wholly-owned subsidiary in China, to acquire 15.41% of the equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of the Group, for a consideration consisting of the share repurchase price and a cash consideration of approximately RMB10,463.

The Group accounts for repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.